Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Schedule of assumptions used in calculating the fair value of the warrants

Assumptions used in calculating the fair value of the warrants at March 31, 2016 are as follows:

March 31, 2016
Dividend yield	0%
Expected volatility	54.50% - 59.50%
Risk free interest rates	0.63% - 0.70%
Expected remaining term (in years)	1.25 – 1.82

Assumptions used in calculating the fair value of the warrants are as follows:

	December 31,
	2015	2014
Dividend yield	0%	0%
Expected volatility	47.17% – 48.83%	39.3% – 100.0%
Risk free interest rates	0.855% – 1.0775%	0.67% – 1.12%
Expected remaining term (in years)	1.51 – 2.07	2.51 – 3.07

Schedule of fair value of liabilities measured on recurring basis

The fair values and the changes in fair values of the warrants accounted for as derivative liabilities for the three months ended March 31, 2016 are as follows:

Balance, December 31, 2015	$658,286
Gain on change in fair value for the three months ended March 31, 2016	(160,118)
Balance, March 31, 2016	$(498,168)

The fair values and the changes in fair values of the warrants accounted for as derivative liabilities are reflected below:

Balance, December 31, 2013	$3,747,858
Gain on change in fair value for the year ended December 31, 2014	(1,549,696)
Balance, December 31, 2014	2,198,162
Gain on change in fair value for the year ended December 31, 2015	(1,539,876)
Balance, December 31, 2015	$658,286

Schedule of compensation stock option activity

Activity under all of the Company’s equity compensation plans during the three months ended March 31, 2016 is summarized below:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2015	397,710	$36.60
Granted	10,000	9.30
Forfeited	(3,000)	32.40
Outstanding at March 31, 2016	404,710	$36.00

Activity with respect to stock options issued by the Company is summarized as follows:

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted -average Exercise price per share	Intrinsic Value (1)
Outstanding at December 31, 2013	247,674		$26.40	–	$289.20	$44.10	$1,493,368
Exercisable at December 31, 2013		147,209	$26.40	–	$289.20	$50.40	$566,589
Activity during the year ended
December 31, 2014
Granted	109,483		$24.00	–	$43.80	$32.70
Exercised	(5,416)		$26.40	–	$26.40	$26.40
Cancelled or forfeited	(6,963)		$26.40	–	$289.20	$42.60
Outstanding at December 31, 2014	344,778		$24.00	–	$289.20	$40.80	$4,800
Exercisable at December 31, 2014		187,583	$30.00	–	$289.20	$46.80	$600
Activity during the year ended
December 31, 2015
Granted	82,550		$22.20	–	$31.80	$24.60
Exercised	–		–	–	–	–
Cancelled or forfeited	(29,616)		$24.00	–	$96.00	$44.40
Outstanding at December 31, 2015	397,712					$36.60	–
Exercisable at December 31, 2015		238,954				$42.30	–

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at the end of the related period less the option exercise price of in-the-money options.

Schedule of stock options by exercise price range

The following table summarizes information about stock options at December 31, 2015 (contractual life expressed in years):

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted – Average Remaining Contractual Life	Weighted – Average Exercise Price	Number Exercisable	Weighted – Average Remaining Contractual Life	Weighted – Average Exercise Price
$22.20	-	$33.90	269,468	8.14	$29.40	121,780	6.87	$30.60
$34.80	-	$62.70	126,370	6.19	$50.70	115,303	5.87	$51.60
$96.00	-	$289.20	1,870	2.61	$238.50	1,870	2.61	$238.50
			397,708			238,953

Schedule of summary of the status of the Company''s nonvested stock options

A summary of the status of the Company’s nonvested stock options during the years ended December 31, 2015 and 2014 is presented below:

Nonvested Stock Options	Shares	Weighted – Average Grant Date Fair Value
Nonvested January 1, 2014	100,464	$16.80
Activity during the year ended December 31, 2014
Granted	109,483	$18.90
Forfeited	(1,547)	$22.80
Vested	(51,207)	$17.40
Nonvested December 31, 2014	157,193	$15.60
Activity during the year ended December 31, 2015
Granted	82,550	$14.10
Forfeited	(3,416)	$17.70
Vested	(77,571)	$15.90
Nonvested December 31, 2015	158,756	$14.10

Schedule of share based payment award stock option valuation assumptions

The estimated grant date fair values of options granted during the three months ended March 31, 2016 were calculated using the Black-Scholes valuation model, based on the following assumptions:

Dividend yield	0%
Expected volatility	49.86%
Risk free interest rates	1.38%
Expected lives (in years)	6.0

The assumptions used in calculating the fair value under the Black-Scholes option-pricing model are as follows:

	Years Ended December 31,
	2015	2014
Dividend yield	0%	0%
Expected Volatility	46.67% to 47.93%	49.4% to 51.8%
Risk free Interest rates	1.48% to 1.80%	1.73% to 2.71%
Expected lives (in years)	6.0	5.5 - 6.0

Schedule of share-based compensation expense

The Company records share-based compensation expense on a straight-line basis over the related vesting period. For the three months ended March 31, 2016 and 2015, share-based compensation expense related to options was:

Three Months Ended March 31,
2016	2015
$260,149	$367,309

Schedule of stockholders' equity note warrants or rights

Warrants have generally been issued for terms of up to five years. Common stock warrant activity for the three months ended March 31, 2016 was as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2015	1,127,203	$19.80
Issued	–	–
Terminated	–	–
Outstanding at March 31, 2016	1,127,203	$19.80

Warrants have generally been issued in connection with financing transactions and for terms of up to five years. Common stock warrant activity for the years ended December 31, 2015 and 2014 is as follows:

	Shares	Weighted – Average Exercise Price
Outstanding at December 31, 2013	404,562	$23.70	(1)
Issued during the year ended December 31, 2014	287,409	$29.40
Outstanding at December 31, 2014	691.971	$24.00	(1)
Activity during the year ended December 31, 2015
Issued	436,080	$13.50
Terminated	(848)	$240.00
Outstanding at December 31, 2015	1,127,203	$19.80

(1)	The weighted-average exercise price reflects exercise prices adjustments triggered by the December 2014 and December 2015 Private Placements described above.

Schedule of information regarding outstanding warrants

Information regarding outstanding warrants at December 31, 2015 is as follows (contractual life expressed in years):

Exercise Price	Number Outstanding	Weighted – Average Remaining Contractual Life	Intrinsic Value (1)
$9.60	153,361	2.07	$276,051
$12.30	271,820	4.98	$–
$15.90	163,092	4.98	$–
$18.00	15,299	1.15	$–
$22.50	85,925	1.11	$–
$25.80	247,734	3.98	$–
$28.20	90,909	1.50	$–
$29.10	11,452	1.50	$–
$30.00	46,500	1.42	$–
$52.50	41,108	1.51	$–
	1,127,203	3.43	$276,051

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at December 31, 2015 less the warrant exercise price of in-the-money warrants.